PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other deposits	¥ 3,765		¥ 8,395
Receivable related to financial services (Note 2)	2,462		2,777
Receivables from financial institutions	516		200
Prepaid expenses	454		406
Others	658		932
Total	¥ 7,855	$ 1,204	¥ 12,710